Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Preferred Stock, Number of Shares to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Common Stock, Number of Shares to be Issued [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member] Retained Earnings [Member]	Conversion of Series B Preferred Stock Into Common Stock [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Preferred Stock [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Common Stock [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member] Retained Earnings [Member]	Conversion of Series C Preferred Stock Into Common Stock [Member]	Series C Preferred Stock Units Offering [Member] Preferred Stock [Member]	Series C Preferred Stock Units Offering [Member] Common Stock [Member]	Series C Preferred Stock Units Offering [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock Units Offering [Member] Retained Earnings [Member]	Series C Preferred Stock Units Offering [Member]	Private Placement [Member] Preferred Stock [Member]	Private Placement [Member] Preferred Stock, Number of Shares to be Issued [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Common Stock, Number of Shares to be Issued [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Series B Preferred Stock Offering [Member] Preferred Stock [Member]	Series B Preferred Stock Offering [Member] Preferred Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock Offering [Member] Common Stock [Member]	Series B Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock Offering [Member] Retained Earnings [Member]	Series B Preferred Stock Offering [Member]	Units Offering [Member] Preferred Stock [Member]	Units Offering [Member] Preferred Stock, Number of Shares to be Issued [Member]	Units Offering [Member] Common Stock [Member]	Units Offering [Member] Additional Paid-in Capital [Member]	Units Offering [Member] Retained Earnings [Member]	Units Offering [Member]	The Merger [Member] Preferred Stock [Member]	The Merger [Member] Common Stock [Member]	The Merger [Member] Additional Paid-in Capital [Member]	The Merger [Member]	Conversion of Debt Into Common Stock [Member] Preferred Stock [Member]	Conversion of Debt Into Common Stock [Member] Common Stock [Member]	Conversion of Debt Into Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Debt Into Common Stock [Member] Retained Earnings [Member]	Conversion of Debt Into Common Stock [Member]	Future Settlement of Debt Settled With Common Stock [Member] Preferred Stock [Member]	Future Settlement of Debt Settled With Common Stock [Member] Common Stock [Member]	Future Settlement of Debt Settled With Common Stock [Member] Additional Paid-in Capital [Member]	Future Settlement of Debt Settled With Common Stock [Member] Retained Earnings [Member]	Future Settlement of Debt Settled With Common Stock [Member]	Consulting Agreement [Member] Preferred Stock [Member]	Consulting Agreement [Member] Common Stock [Member]	Consulting Agreement [Member] Additional Paid-in Capital [Member]	Consulting Agreement [Member] Retained Earnings [Member]	Consulting Agreement [Member]	Shares Issued for Prepaid Services [Member] Preferred Stock [Member]	Shares Issued for Prepaid Services [Member] Common Stock [Member]	Shares Issued for Prepaid Services [Member] Additional Paid-in Capital [Member]	Shares Issued for Prepaid Services [Member] Retained Earnings [Member]	Shares Issued for Prepaid Services [Member]	Director [Member] Preferred Stock [Member]	Director [Member] Common Stock [Member]	Director [Member] Additional Paid-in Capital [Member]	Director [Member] Retained Earnings [Member]	Director [Member]	Preferred Stock [Member]	Preferred Stock, Number of Shares to be Issued [Member]	Common Stock [Member]	Common Stock, Number of Shares to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2021																																																																			0		0
BALANCE at Dec. 31, 2021																																																																		$ 2,429		$ 0		$ 61,888	$ (67,331)	$ (3,014)
Shares issued for conversion (in shares)																																																																		826,229,456
Shares issued for conversion																																																																				$ 0		4,021	0	4,021
Shares issued for conversion (in shares)																																																																				1,394,475
Shares issued for offering (in shares)																																																																				51,282
Shares issued for offering																																																																				$ 0		250	0	250
Share-based compensation expense																																																																						60		60
Net Income (loss)																																																																		$ 0		$ 0		0	(3,904)	(3,904)
BALANCE (in shares) at Dec. 31, 2022																																																																		0		265,485
BALANCE (in shares) at Dec. 31, 2022																																																																			0		0
BALANCE at Dec. 31, 2022																																																																		$ 0		$ 0		71,795	(74,021)	(2,226)
Share Exchange: former shareholders of WaveDancer																																																																				$ 0		4,021	0	4,021
Share Exchange: former shareholders of WaveDancer (in shares)																																																																				1,394,475
Shares issued for offering (in shares)																		0	0	3,383,784	0					1,251,706						12,187
Shares issued for offering																		$ 0				$ 133		$ 133	$ 0		$ 0	$ 2,214	$ 0	$ 2,214	$ 0		$ 0	$ 150	$ 0	$ 150
Share-based compensation expense																																																																						227		227
Net Income (loss)																																																																		$ 0		$ 0		0	(1,526)	(1,526)
Share-based compensation expense (in shares)																																																																				29,636
BALANCE (in shares) at Sep. 30, 2023																																																																		0		295,121	3,383,784
BALANCE (in shares) at Sep. 30, 2023																																																																			1,263,893	295,121	3,383,784
BALANCE at Sep. 30, 2023																																																																		$ 0		$ 0		74,519	(75,547)	(1,028)
BALANCE (in shares) at Dec. 31, 2022																																																																		0		265,485
BALANCE (in shares) at Dec. 31, 2022																																																																			0		0
BALANCE at Dec. 31, 2022																																																																		$ 0		$ 0		71,795	(74,021)	(2,226)
Net Income (loss)																																																																		$ 0		$ 0		0	(2,603)	(2,603)
BALANCE (in shares) at Dec. 31, 2023																																																																		1,676,165		3,678,550
BALANCE (in shares) at Dec. 31, 2023																																																																			(1,516,199)		1,516,199
BALANCE at Dec. 31, 2023																																																																		$ 0		$ 0		76,733	(76,624)	109
BALANCE (in shares) at Jun. 30, 2023																																																																		0		295,121
BALANCE (in shares) at Jun. 30, 2023																																																																			613,385		3,383,784
BALANCE at Jun. 30, 2023																																																																		$ 0		$ 0		73,168	(74,897)	(1,729)
Shares issued for offering (in shares)																			638,321							12,187
Shares issued for offering																		$ 0		$ 0		1,122	0	1,122	$ 0		$ 0	$ 150	$ 0	$ 150
Share-based compensation expense																																		$ 79		$ 79
Net Income (loss)																																																																		$ 0		$ 0		0	(650)	(650)
BALANCE (in shares) at Sep. 30, 2023																																																																		0		295,121	3,383,784
BALANCE (in shares) at Sep. 30, 2023																																																																			1,263,893	295,121	3,383,784
BALANCE at Sep. 30, 2023																																																																		$ 0		$ 0		74,519	(75,547)	(1,028)
BALANCE (in shares) at Dec. 31, 2023																																																																		1,676,165		3,678,550
BALANCE (in shares) at Dec. 31, 2023																																																																			(1,516,199)		1,516,199
BALANCE at Dec. 31, 2023																																																																		$ 0		$ 0		76,733	(76,624)	109
Shares issued for conversion (in shares)	(1,516,199)			(1,516,199)			(1,516,199)
Shares issued for conversion (in shares)		1,516,199
Shares issued for conversion	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0																													$ 0	$ 0	$ 39	$ 0	$ 39	$ 0	$ 0	$ 0	$ 0	$ 0
Shares issued for conversion (in shares)			1,516,199					(246,919)	596,145																																0	10,588				0	45,344
Shares issued for offering (in shares)													86,953	0				0		319,207
Shares issued for offering													$ 0	$ 0	$ 945	$ 0	$ 945	$ 0		$ 0		3,448	0	3,448
Share exchange: former shareholders of WaveDancer (in shares)																																					0	802,142
Share exchange: former shareholders of WaveDancer																																					$ 0	$ 1	$ (205)	$ (205)
Shares Issues for Services (in shares)																																																			0	22,344				0	433,360
Shares Issues for Services																																																			$ 0	$ 0	$ 209	$ 0	$ 209	$ 0	$ 0	$ 2,440	$ 0	$ 2,440
Shares Issued – Stock Options, Warrants and RSU Exercises (in shares)																																																																		0		494,438
Shares Issued – Stock Options, Warrants and RSU Exercises																																																																		$ 0		$ 0		32	0	32
Share-based compensation expense																																																																						2,433		2,433
Unvested shares issued to directors (in shares)																																																													0	557,885
Unvested shares issued to directors																																																													$ 0	$ 0	$ 0	$ 0	$ 0
Net Income (loss)																																																																		$ 0		$ 0		0	(6,675)	(6,675)
BALANCE (in shares) at Sep. 30, 2024																																																																		0		8,476,202
BALANCE (in shares) at Sep. 30, 2024																																																																			0		0
BALANCE at Sep. 30, 2024																																																																		$ 0		$ 1		86,074	(83,299)	2,776
Share Exchange: former shareholders of WaveDancer	0		$ 0		0	$ 0	0	$ 0	$ 0	0	0	0																													$ 0	$ 0	39	0	39	$ 0	$ 0	0	0	0
Share Exchange: former shareholders of WaveDancer (in shares)			1,516,199					(246,919)	596,145																																0	10,588				0	45,344
BALANCE (in shares) at Jun. 30, 2024																																																																		246,919		5,194,749
BALANCE (in shares) at Jun. 30, 2024																																																																			0		0
BALANCE at Jun. 30, 2024																																																																		$ 0		$ 0		77,795	(79,010)	(1,215)
Shares issued for conversion	0		$ 1		(205)		(205)	$ 0	$ 0	0	0	0																													$ 0	$ 0	39	0	39	$ 0	$ 0	0	0	0
Shares issued for conversion (in shares)			802,142					(246,919)	596,145																																	10,588					45,344
Shares issued for offering (in shares)																				319,207
Shares issued for offering																		$ 0		$ 0		$ 3,448	$ 0	$ 3,448
Shares Issues for Services (in shares)																																																				22,344					433,360
Shares Issues for Services																																																			$ 0	$ 0	$ 209	$ 0	$ 209	$ 0	$ 0	$ 2,440	$ 0	$ 2,440
Shares Issued – Stock Options, Warrants and RSU Exercises (in shares)																																																																				494,438
Shares Issued – Stock Options, Warrants and RSU Exercises																																																																		0		$ 0		32	0	32
Share-based compensation expense																																																																						2,316		2,316
Unvested shares issued to directors (in shares)																																																														557,885
Net Income (loss)																																																																		$ 0		$ 0		0	(4,289)	(4,289)
BALANCE (in shares) at Sep. 30, 2024																																																																		0		8,476,202
BALANCE (in shares) at Sep. 30, 2024																																																																			0		0
BALANCE at Sep. 30, 2024																																																																		$ 0		$ 1		$ 86,074	$ (83,299)	$ 2,776
Share Exchange: former shareholders of WaveDancer	$ 0		$ 1		$ (205)		$ (205)	$ 0	$ 0	$ 0	$ 0	$ 0																													$ 0	$ 0	$ 39	$ 0	$ 39	$ 0	$ 0	$ 0	$ 0	$ 0
Share Exchange: former shareholders of WaveDancer (in shares)			802,142					(246,919)	596,145																																	10,588					45,344